Intangibles Assets	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles Assets

Note 7 – Intangibles Assets

Intangible assets that were acquired in connection with the acquisition transactions (Note5) during 2018:

	September 30, 2018
	(Unaudited)
		Accumulated
	Cost	Amortization	Net

Intangible assets:
Management service agreement	4,975,731	(147,360)	4,828,371
Non compete agreement	1,591,507	(176,834)	1,414,673
Total intangible assets	$6,567,238	$(324,194)	$6,243,044

Estimated future amortization of intangible assets is as follows:

Years Ending December 31,

2018 (three months)	$230,461
2019	733,941
2020	733,941
2021	398,383
2022	140,804
Thereafter	4,005,513
$6,243,044